Summary of LTV Ratio and DSC Ratios of Mortgage Loan (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 10,963	$ 9,792
Weighted average DSC ratio	2.05	2.04
Weighted average LTV ratio	59	59
Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 10,847	$ 9,734
Weighted average DSC ratio	2.06	2.05
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 116	$ 58
Weighted average DSC ratio	1.31	1.26
Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 10,922	$ 9,710
Weighted average LTV ratio	59	58
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 41	$ 82
Weighted average LTV ratio	81	74
Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 4,204	$ 3,514
Apartment [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	4,102	3,503
Apartment [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	102	11
Apartment [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	4,181	3,514
Apartment [Member] | Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	23
Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,583	1,473
Warehouse [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,573	1,459
Warehouse [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	10	14
Warehouse [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,582	1,439
Warehouse [Member] | Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1	34
Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,752	1,573
Office [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,752	1,570
Office [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total		3
Office [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,738	1,539
Office [Member] | Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	14	34
Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,999	2,880
Retail [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,995	2,850
Retail [Member] | 90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	4	30
Retail [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,996	2,866
Retail [Member] | Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	3	14
Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	425	352
Other [Member] | Less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	425	352
Other [Member] | Use Greater than One [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 425	$ 352